Other, net	12 Months Ended
Dec. 31, 2025
Other operating expenses and revenues
Other, net

27.Other, net

(a)	This caption is made up as follows:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Other income
Sale of parts and supplies to third parties	40,920	38,074	30,611
Reversal for impairment of spare parts and supplies, note 8(b)	27,304	25,377	19,409
Reversal of the expense related to the liability related to the tax claim, note 7 (c.2), note 30(d)	10,574	—	—
Sales of services to third parties	6,033	4,296	3,049
Income from dividends in other investments	1,050	1,150	—
Sale of parts and supplies to related parties, note 31(a)	203	364	1,104
Income from the sale of the investment in S.M.R.L Chaupiloma Dos de Cajamarca (b)	—	210,000	—
Income from transfer of ownership of mining rights,(c)	—	6,637	9,843
Income from the sale of the investment in Contacto Corredores de Seguro S.A., (d)	—	—	41,523
Changes in the provision for exploration projects, note 14(b)	—	—	7,794
Others minor income	4,774	9,181	6,488
	90,858	295,079	119,821
Other expenses
Cost of sales of spare parts, supplies and goods to third parties	(43,153)	(38,869)	(34,601)
Provision for impairment of spare parts and supplies, note 8(b)	(30,255)	(27,304)	(20,478)
Cost of sale of impaired supplies	(14,707)	—	—
Administrative fines of environmental and security contingencies (f)	(6,924)	(2,398)	(6,528)
Changes in provisions for exploration projects, note 14(b)	(5,783)	(496)	—
Cost of sales of services to third parties	(4,213)	(2,128)	(2,888)
Write-off of property, machinery and equipment, note 11(a)	(1,842)	(8,051)	(1,348)
Cost of disposals of property, machinery and equipment, note 11(a)	(843)	(29)	(418)
Liability associated with the tax claim for the years 2009–2010, Note 30(d)	—	—	(9,598)
Changes in environmental liabilities provision (e)	(471)	(4,062)	(9,019)
Costs related to the sale of Contacto Corredores de Seguros S.A investment (d)	—	(4,807)	(2,889)
Disposal cost of the sale of shares of Chaupiloma (b)	—	(1,100)	—
Impairment provision, note 11(a)	—	(4,184)	—
Others minor	(7,479)	(5,719)	(7,081)
	(115,670)	(99,147)	(94,848)
	(24,812)	195,932	24,973

See related accounting policies in Note 2.4(x).

(b)

On August 13, 2024, the Company and its subsidiary Compañía Minera Condesa S.A. (“Condesa”), as sellers, and Compañía de Regalías del Perú S.A. (a subsidiary of Franco-Nevada Corporation), as purchaser, entered into an agreement for the sale of the shares held by the Company and Condesa in S.M.R.L. Chaupiloma Dos de Cajamarca for a total consideration of US$210,000,000 (US$70,000,000 and US$140,000,000 attributable to the Company and Condesa, respectively), which was settled in cash. The effective date of loss of control of the subsidiary was August 13, 2024. The cost of disposal related to the sale of the Company’s investment amounted to US$1,100,000.

(c)

Corresponds to the income received by the subsidiary S.M.R.L. Chaupiloma Dos de Cajamarca (hereinafter “Chaupiloma”) from Minera Yanacocha S.R.L corresponding to a percentage of the production sold by Yanacocha, by virtue of the concession transfer contract signed by Chaupiloma with Minera Yanacocha S.R.L in 2022. As a result of the sale of the subsidiary Chaupiloma (Note 1 (d) ii), this income was received only until June 2024.

(d)

On November 2, 2023, Buenaventura and Howden HoldCo Perú S.A.C. (Howden) signed a contract for the sale of shares of Contacto Corredores de Seguros S.A. (Contacto), recognizing an income of US$41.5 million and a disposal cost of US$2.9 million. Likewise, on the sale date, US$27 million was collected, leaving an outstanding balance, which was presented in trade receivables and other receivables caption (Note 7 (h)). Furthermore, according to the contract, in 2024 the final price was determined, and Buenaventura recognized US$4.8 million in profit and loss from this update.

(e)

In 2024, it mainly includes the provision for closing environmental liabilities of El Brocal (San Gregorio) for US$1,054,000 and an update of the provision for environmental liabilities for Minera La Zanja for US$959,000. In 2023, the expense for closing environmental liabilities corresponds mainly to El Brocal (Santa Bárbara and Delta Ulpamayo) for US$4,254,000.

(f)

Corresponds mainly to environmental fines charged to the subsidiary El Brocal by the Environmental Assessment and Audit Organism (OEFA by its acronym in Spanish) related with the inspections performed per expedient of the years 2017, 2019, 2021 and 2023.